Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

			Weighted-Average
	Shares		Remaining
	Underlying	Weighted-Average	Contractual Term
	Options	Exercise Price	(Years)
Stock Options
Outstanding at January 1, 2013	6,124,703	$0.37	3.5
Granted	8,003,874	$0.28	4.3
Exercised	-
Forfeited	(353,046)	$0.69
Outstanding as of December 31, 2013	13,775,531	$0.31	3.7

Expected to vest	13,775,531	$0.31	3.7
Exercisable at December 31, 2013	3,376,648	$0.37	2.7

Summary of Weighted-Average Amounts for Assumptions

	2013	2012	2011
Expected price volatility	77.9%	120.5%	103.7%
Risk free interest rate (U.S. treasury bonds)	0.5%	0.5%	0.8%
Expected annual dividend yield	-	-	-
Expected option term (years)	3.5	3.5	3.1
Grant date fair value per share	$0.23	$0.26	$0.34

Summary of Restricted Stock Activity

		Weighted-Average
		Grant Date Fair
	Shares	Value
Restricted Stock
Nonvested at January 1, 2013	2,676,724	$0.32
Granted	4,163,374	$0.26
Vested	(2,301,312)	$0.32
Forfeited	-
Nonvested as of December 31, 2013	4,538,786	$0.27